Other reserves (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Revaluation reserve £m	Translation reserve £m	Total other reserves £m
1 January 2017	2.7	(247.1)	271.3	1,158.3	1,185.2
Exchange adjustments on foreign currency net investments	–	–	–	(445.5)	(445.5)
Gain on revaluation of available for sale investments	–	–	32.1	–	32.1
Recognition and remeasurement of financial instruments	–	(10.1)	–	–	(10.1)
31 December 2017	2.7	(257.2)	303.4	712.8	761.7
Exchange adjustments on foreign currency net investments	–	–	–	69.9	69.9
Accounting policy change (IFRS 9) 1	–	–	(303.4)	(104.0)	(407.4)
Recognition and remeasurement of financial instruments	–	(30.7)	–	–	(30.7)
31 December 2018	2.7	(287.9)	–	678.7	393.5
Exchange adjustments on foreign currency net investments	–	–	–	(361.4)	(361.4)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	–	–	–	(284.0)	(284.0)
Share cancellations	0.5	–	–	–	0.5
Recognition and remeasurement of financial instruments	–	2.5	–	–	2.5
Share purchases – close period commitments	–	(252.3)	–	–	(252.3)
31 December 2019	3.2	(537.7)	–	33.3	(501.2)

Note
1	Due to the adoption of IFRS 9, cumulative gains and losses on revaluation of available for sale investments have been transferred to retained earnings.